Related Party Balances and Transactions (Details) - Schedule of Related Party Balances - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Accounts payable-related party
Due to related parties		$ 146,903
Guangzhou Tiancheng Capital Management Group Co., Ltd. [Member]
Accounts payable-related party
Due to related parties		146,903
Shenzhen CIC Consulting Co., Ltd.[Member]
Due from related parties *
Due from related parties	[1]	502,314
Shenzhen Zhongtou Shunshi Investment Management Co.[Member]
Due from related parties *
Due from related parties	[1]	357,967
Shenzhen Qianhai Jingwei Wisdom Investment Consultant Co.[Member]
Accounts payable-related party
Due to related parties	[1]	2,817
Due from related parties *
Due from related parties	[1]	29,958
Shenzhen Zhongtou Industrial Planning & Consulting Co.[Member]
Accounts payable-related party
Due to related parties	[1]	10,578
Due from related parties *
Due from related parties	[1]	101,692
Shenzhen Zhongtou Big Data Technology Co.[Member]
Due from related parties *
Due from related parties	[1]	25,606
Ms. Li Qian [Member]
Accounts payable-related party
Due to related parties	[1]	24,226
Due from related parties *
Due from related parties	[1]	12,253
Shenzhen Zhongtou Industrial Treasure Network Co.[Member]
Accounts payable-related party
Due to related parties	[1]	25,775
Due from related parties *
Due from related parties	[1]	86,973
Mr. Zhiliang Hu [Member]
Due from related parties *
Due from related parties	[1]	2,336
Related Party [Member]
Accounts payable-related party
Due to related parties	[1]	213,789	1,129,005
Due from related parties *
Due from related parties		1,119,099
Mr. Ruilin Xu (the Company’s Chief Executive Officer) [Member]
Accounts payable-related party
Due to related parties	[1]	29,719	30,592
Mr. Siqi Cao (the Company’s Director) [Member]
Accounts payable-related party
Due to related parties	[1]		1,098,413
Infinity worldwide holding ltd [Member]
Accounts payable-related party
Due to related parties	[1]	$ 120,674

[1]	The above balances are due on demand, interest-free and unsecured. The Company used the funds for its operations.